UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22045

Wisconsin Capital Funds, Inc.
(Exact name of registrant as specified in charter)

8401 Excelsior Drive, Suite 102
Madison, WI 53717
(Address of principal executive offices) (Zip code)

Thomas G. Plumb
8401 Excelsior Drive, Suite 102
Madison, WI 53717
(Name and address of agent for service)

(608) 960-4616
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2022

Date of reporting period:  September 30, 2021

Item 1. Reports to Stockholders.

(a)

Plumb Balanced Fund
Investor Shares (PLBBX)
Institutional Shares (PLIBX)
Class A Shares (PLABX)

Plumb Equity Fund
Investor Shares (PLBEX)
Institutional Shares (PLIEX)
Class A Shares (PLAEX)

SEMI-ANNUAL REPORT
September 30, 2021

www.plumbfunds.com

PLUMB FUNDS

September 30, 2021

Dear Fellow Shareholders:

For the Plumb Balanced Fund’s (PLBBX) semi-annual period, ending September 30th, 2021, the Fund finished up 6.15% and ahead its blended benchmark by a total of 42 basis points. Just before quarter end on September 15th, the stock market temporarily swooned, disproportionally hitting the technology sector. However, the Plumb Funds outperformance was due mainly to an overweight in our usual technology allocation. The top attribution contributors were Nvidia, Domo, Alphabet (aka Google), Microsoft, and Adobe. The bottom attribution contributors were Wex, Exact Sciences, Constellation Brands, Olo and Guardant Health.

The Plumb Equity Fund (PLBEX) for the semi-annual period ending September 30th, 2021, finished up 8.46% and behind our blended benchmark by a total of 13 basis points. The top attribution contributors were Nvidia, Domo, Intuitive Surgical, Alphabet (aka Google), and Copart. The bottom attribution contributors were Wex, Exact Sciences, Olo, Guardant Health, and Constellation Brands.

Overall, the Plumb Funds philosophy is to focus on growth companies with secular macroeconomic drivers. Currently, we are directing our efforts on Software as a Service or SaaS (aka Application Software), payment processing, e-commerce, and increasingly faster graphic semiconductor chips. We believe we are in the early stages of a technological renaissance that Klaus Schwab named the 4th industrial revolution in 2016. The Fourth Industrial Revolution is a way of describing the blurring of boundaries between the physical, digital, and biological worlds.

Currently, the Plumb Funds feel that productivity gains will likely remain the primary focus of most publicly traded companies as they battle through labor shortages, supply chain issues, climate change, and COVID complications.

Now the top of mind is inflation and understanding if it is transitory or not. Simply put, the Plumb Funds feel commodity inflation is usually temporary, but wage inflation is not. Intuitively this makes sense, for once you get a raise in pay, one does not willing or easily go back to the old lower wage. To offset upward wage costs, companies will strive to run at maximum efficiency. We at the Plumb Funds feel this is a win-win for our shareholders for when companies focus on efficiency, there is less and less waste, which ultimately is better for our environment. We at the Plumb Fund invest in companies that are both transformative and enable significant drivers to help us all becoming better stewards of our planet.

Even as we closely monitor these and a litany of other issues, we remain steadfastly plotting our investment course, knowing that we believe a good investment is usually a sustainable growth company that ultimately benefits humankind.

Thomas G. Plumb

PLUMB FUNDS

Opinions expressed are those of Thomas Plumb and are not intended to be a forecast of future events, a guarantee of future results, or investment advice.

Must be preceded or accompanied by a current prospectus.

Past performance does not guarantee future results.

Fund holdings and sector allocations are subject to change and should not be considered recommendations to buy or sell any security. Please refer to the schedule of investments in this report for complete holdings information.

Mutual fund investing involves risk. Principal loss is possible. The Funds may invest in small and mid-sized companies which involve additional risks such as limited liquidity and greater volatility. The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Plumb Balanced Fund will invest in debt securities, which typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments by the Plumb Balanced Fund in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities. Investments in Asset Backed and Mortgage Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. Because the Funds may invest in ETFs, they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Funds’ ability to sell their shares.

The S&P 500 Index is an unmanaged market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks.

A basis point is a standard measure for interest rates and other percentages in finance, representing one-one hundredth of one percent.

The Bloomberg Barclays Capital Intermediate Government/Credit Bond Index is an unmanaged market value weighted index measuring both the principal price changes of, and income provided by, the underlying universe of securities that comprise the index.

The MSCI EAFE Index is an unmanaged market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

*
The blended benchmark for the Plumb Balanced Fund is made up of 55% S&P 500 index, 35% Bloomberg Barclays Capital Intermediate Government/Credit Bond Index and 10% MSCI EAFE index. The blended benchmark for the Plumb Equity Fund is made up of 90% S&P 500 index, and 10% MSCI EAFE index. You cannot invest directly in an index.

The Plumb Funds are distributed by Quasar Distributors, LLC.

PLUMB FUNDS

Expense Example
September 30, 2021 (Unaudited)

As a shareholder of the Plumb Funds (the “Funds”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees (for Class A Shares); and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2021 – September 30, 2021).

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. However, the table does not include shareholder-specific fees such as the $15.00 fee charged for wire redemptions. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balanced or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds In addition, if these transactional costs were included, your costs would have been higher.

PLUMB FUNDS

Expense Example
September 30, 2021 (Unaudited) (Continued)

Plumb Balanced Fund

		Ending
	Beginning	Account Value	Expenses Paid
	Account Value	September 30, 2021	During the Period
Actual –
Investor Shares(1)	$1,000.00	$1,061.50	$6.15
Institutional Shares(2)	$1,000.00	$1,062.50	$5.12
Class A Shares(1)	$1,000.00	$1,061.70	$6.15

Hypothetical –
Investor Shares(3)	$1,000.00	$1,019.10	$6.02
Institutional Shares(4)	$1,000.00	$1,020.10	$5.01
Class A Shares(3)	$1,000.00	$1,019.10	$6.02

(1)	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.19%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).
(2)	Expenses are equal to the Fund’s annualized six-month expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).
(3)
Assumes 5% return per year before expenses. Expenses are equal to the Fund’s annualized six-month expense ratio of 1.19%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).

(4)
Assumes 5% return per year before expenses. Expenses are equal to the Fund’s annualized six-month expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).

PLUMB FUNDS

Expense Example
September 30, 2021 (Unaudited) (Continued)

Plumb Equity Fund

		Ending
	Beginning	Account Value	Expenses Paid
	Account Value	September 30, 2021	During the Period
Actual –
Investor Shares(1)	$1,000.00	$1,084.60	$6.22
Institutional Shares(2)	$1,000.00	$1,085.50	$5.18
Class A Shares(1)	$1,000.00	$1,084.60	$6.22

Hypothetical –
Investor Shares(3)	$1,000.00	$1,019.10	$6.02
Institutional Shares(4)	$1,000.00	$1,020.11	$5.01
Class A Shares(3)	$1,000.00	$1,019.10	$6.02

(1)	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.19%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).
(2)	Expenses are equal to the Fund’s annualized six-month expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).
(3)
Assumes 5% return per year before expenses. Expenses are equal to the Fund’s annualized six-month expense ratio of 1.19%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).

(4)
Assumes 5% return per year before expenses. Expenses are equal to the Fund’s annualized six-month expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).

PLUMB FUNDS

Plumb Balanced Fund
Investments by Industry Sector as of September 30, 2021
(as a Percentage of Total Investments) (Unaudited)

PLUMB FUNDS

Plumb Balanced Fund
Investments by Asset Allocation as of September 30, 2021
(as a Percentage of Total Investments) (Unaudited)

PLUMB FUNDS

Plumb Equity Fund
Investments by Industry Sector as of September 30, 2021
(as a Percentage of Total Investments) (Unaudited)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS – 63.27%

Banks – 2.77%
JPMorgan Chase & Co.	22,500	$3,683,025

Capital Goods – 2.47%
Lockheed Martin Corp.	9,500	3,278,450

Commercial & Professional Services – 2.74%
Copart, Inc. (a)	21,000	2,913,120
VSE Corp.	15,000	722,550
		3,635,670
Diversified Financials – 1.85%
Discover Financial Services	20,000	2,457,000

Food, Beverage & Tobacco – 1.90%
Constellation Brands, Inc. – Class A	12,000	2,528,280

Health Care Equipment & Services – 2.85%
Guardant Health, Inc. (a)	16,000	2,000,160
Intuitive Surgical, Inc. (a)	1,800	1,789,470
		3,789,630
Media & Entertainment – 2.52%
Alphabet, Inc. – Class A (a)	1,250	3,341,900

Pharmaceuticals, Biotechnology & Life Sciences – 1.36%
Merck & Co., Inc.	24,000	1,802,640

Retailing – 5.77%
Amazon.com, Inc. (a)	1,100	3,613,544
Chewy, Inc. (a)	10,000	681,100
MercadoLibre, Inc. (a)	2,000	3,358,800
		7,653,444
Semiconductors & Semiconductor Equipment – 5.45%
Advanced Micro Devices, Inc. (a)	22,000	2,263,800
NVIDIA Corp.	24,000	4,971,840
		7,235,640

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2021 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Software & Services – 30.93%
Adobe, Inc. (a)	5,750	$3,310,390
Adyen NV – ADR (a) (b)	105,000	2,944,200
ANSYS, Inc. (a)	3,750	1,276,688
Autodesk, Inc. (a)	11,500	3,279,455
Coupa Software, Inc. (a)	10,000	2,191,800
Domo, Inc. (a)	22,000	1,857,680
Mastercard, Inc. – Class A	11,000	3,824,480
Microsoft Corp.	14,500	4,087,840
Mitek Systems, Inc. (a)	125,000	2,312,500
Olo, Inc. (a)	46,500	1,396,395
Pagseguro Digital Ltd. – ADR (a) (b)	47,000	2,430,840
PayPal Holdings, Inc. (a)	13,500	3,512,835
Square, Inc. (a)	10,000	2,398,400
Visa, Inc. – Class A	17,000	3,786,750
WEX, Inc. (a)	14,000	2,465,960
		41,076,213

Technology Hardware & Equipment – 2.66%
Apple, Inc.	25,000	3,537,500
TOTAL COMMON STOCKS
(Cost $48,796,758)		84,019,392

	Principal
	Amount
CORPORATE BONDS – 34.93%

Automobiles & Components – 0.38%
Toyota Industries Corp. (b)
3.11%, 03/12/2022	$500,000	505,201

Banks – 11.77%
Banc of California, Inc.
4.38%, (SOFR + 4.20%) 10/30/2030 (c)	1,000,000	1,052,306
Bank OZK
2.75%, (SOFR + 2.09%) 10/01/2031 (c)	2,500,000	2,504,249
Citigroup, Inc.
1.48%, (3 Month LIBOR USD + 1.35%)
04/25/2024 (c)	500,000	506,600
4.70%, (SOFR + 3.23%) Perpetual Maturity (c)	600,000	614,625

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2021 (Unaudited) (Continued)

	Principal
	Amount	Value
CORPORATE BONDS (Continued)

Banks (Continued)
Flagstar Bancorp, Inc.
4.13%, (SOFR + 3.91%) 11/01/2030 (c)	$500,000	$520,177
Fulton Financial Corp.
3.25%, (SOFR + 2.30%) 03/15/2030 (c)	1,705,000	1,721,667
Home BancShares, Inc.
5.63%, (3 Month LIBOR USD + 3.58%)
04/15/2027 (c)	2,310,000	2,350,761
JPMorgan Chase & Co.
6.75%, (3 Month LIBOR USD + 3.78%)
Perpetual Maturity (c)	2,325,000	2,553,141
Pinnacle Financial Partners, Inc.
4.13%, (3 Month LIBOR USD + 2.78%)
09/15/2029 (c)	1,575,000	1,611,888
TriState Capital Holdings, Inc.
5.75%, (3 Month LIBOR USD + 5.36%)
05/15/2030 (c)	500,000	531,058
Western Alliance Bank
5.25%, (SOFR + 5.12%) 06/01/2030 (c)	1,500,000	1,653,275
		15,619,747
Capital Goods – 1.36%
Carlisle Cos, Inc.
3.50%, 12/01/2024	500,000	535,631
General Electric Co.
1.12%, (3 Month LIBOR USD + 1.00%)
03/15/2023 (c)	1,000,000	1,011,162
Raytheon Technologies Corp.
3.10%, 11/15/2021	250,000	250,575
		1,797,368
Consumer Services – 2.21%
Expedia Group, Inc.
5.00%, 02/15/2026	2,600,000	2,936,600

Diversified Financials – 5.70%
Discover Financial Services
6.13%, (H15T5Y + 5.78%) Perpetual Maturity (c)	250,000	280,805
General Motors Financial Co., Inc.
3.45%, 01/14/2022	2,500,000	2,515,112

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2021 (Unaudited) (Continued)

	Principal
	Amount	Value
CORPORATE BONDS (Continued)

Diversified Financials (Continued)
The Charles Schwab Corp.
5.38%, (H15T5Y + 4.97%) Perpetual Maturity (c)	$1,000,000	$1,113,750
The Goldman Sachs Group, Inc.
1.84%, (3 Month LIBOR USD + 1.70%)
04/05/2026 (c)	1,000,000	1,021,715
Toyota Motor Credit Corp.
1.15%, 05/26/2022	2,625,000	2,641,681
		7,573,063
Food, Beverage & Tobacco – 0.65%
General Mills, Inc.
3.15%, 12/15/2021	450,000	450,363
PepsiCo., Inc.
0.67%, (3 Month LIBOR USD + 0.53%)
10/06/2021 (c)	410,000	410,024
		860,387
Health Care Equipment & Services – 1.70%
CVS Pass-Through Trust
6.94%, 01/10/2030	184,937	223,752
Kaiser Foundation Hospitals
3.50%, 04/01/2022	2,000,000	2,031,402
		2,255,154
Insurance – 1.21%
Fidelity National Financial, Inc.
5.50%, 09/01/2022	1,000,000	1,046,583
Old Republic International Corp.
4.88%, 10/01/2024	500,000	555,659
		1,602,242
Petroleum and Coal Products Manufacturing – 0.20%
Murphy Oil USA, Inc.
5.63%, 05/01/2027	250,000	261,672

Pharmaceuticals, Biotechnology
& Life Sciences – 0.95%
Amgen, Inc.
3.63%, 05/15/2022	1,250,000	1,265,522

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2021 (Unaudited) (Continued)

	Principal
	Amount	Value
CORPORATE BONDS (Continued)

Semiconductors & Semiconductor Equipment – 2.05%
Qorvo, Inc.
4.38%, 10/15/2029	$2,500,000	$2,728,125

Software & Services – 5.82%
CDK Global, Inc.
4.88%, 06/01/2027	2,000,000	2,096,960
PayPal Holdings, Inc.
2.20%, 09/26/2022	1,548,000	1,578,012
VeriSign, Inc.
4.75%, 07/15/2027	2,000,000	2,106,300
VMware, Inc.
3.90%, 08/21/2027	1,750,000	1,950,940
		7,732,212
Technology Hardware & Equipment – 0.93%
Motorola Solutions, Inc.
4.00%, 09/01/2024	1,135,000	1,236,164
TOTAL CORPORATE BONDS
(Cost $46,017,445)		46,373,457

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2021 (Unaudited) (Continued)

	Shares	Value
SHORT TERM INVESTMENT – 1.84%

Money Market Fund – 1.84%
First American Government Obligations Fund –
Class X – 0.03% (d)	2,446,206	$2,446,206
TOTAL SHORT TERM INVESTMENT
(Cost $2,446,206)		2,446,206

Total Investments (Cost $97,260,409) – 100.04%		132,839,055
Liabilities in Excess of Other Assets – (0.04)%		(49,997)
TOTAL NET ASSETS – 100.00%		$132,789,058

ADR – American Depositary Receipt
H15T5Y – 5 Year Treasury Constant Maturity Rate
LIBOR – London Inter-bank Offered Rate
SOFR – Secured Overnight Financing Rate
(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration is as follows: Netherlands 2.22%, Cayman Islands: 1.83%, Japan: 0.38%.
(c)	Variable or Floating rate security based on a reference index and spread. The rate listed is as of September 30, 2021.
(d)	Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Global Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS – 100.94%

Capital Goods – 2.91%
Lockheed Martin Corp.	3,000	$1,035,300

Commercial & Professional Services – 4.58%
Copart, Inc. (a)	10,000	1,387,200
VSE Corp.	5,000	240,850
		1,628,050
Food, Beverage & Tobacco – 3.20%
Constellation Brands, Inc. – Class A	5,400	1,137,726

Health Care Equipment & Services – 5.46%
Guardant Health, Inc. (a)	6,000	750,060
Intuitive Surgical, Inc. (a)	1,200	1,192,980
		1,943,040
Media & Entertainment – 4.51%
Alphabet, Inc. – Class A (a)	600	1,604,112

Pharmaceuticals, Biotechnology & Life Sciences – 1.88%
Exact Sciences Corp. (a)	7,000	668,150

Retailing – 11.07%
Amazon.com, Inc. (a)	500	1,642,520
Chewy, Inc. (a)	9,000	612,990
MercadoLibre, Inc. (a)	1,000	1,679,400
		3,934,910
Semiconductors & Semiconductor Equipment – 8.72%
Advanced Micro Devices, Inc. (a)	10,000	1,029,000
NVIDIA Corp.	10,000	2,071,600
		3,100,600
Software & Services – 54.63%
Adobe, Inc. (a)	2,000	1,151,440
Adyen NV – ADR (a) (b)	56,000	1,570,240
ANSYS, Inc. (a)	1,300	442,585
Autodesk, Inc. (a)	4,500	1,283,265
Coupa Software, Inc. (a)	4,250	931,515
Domo, Inc. (a)	11,000	928,840
Fiserv, Inc. (a)	7,500	813,750
Marqeta, Inc. (a)	20,000	442,400
Mastercard, Inc. – Class A	4,250	1,477,640

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – September 30, 2021 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Software & Services (Continued)
Microsoft Corp.	4,750	$1,339,120
Mitek Systems, Inc. (a)	50,000	925,000
Olo, Inc. (a)	22,500	675,675
Pagseguro Digital Ltd. – ADR (a) (b)	23,000	1,189,560
PayPal Holdings, Inc. (a)	6,300	1,639,323
Snowflake, Inc. (a)	2,250	680,468
Square, Inc. (a)	4,500	1,079,280
Tyler Technologies, Inc. (a)	500	229,325
Visa, Inc. – Class A	7,400	1,648,350
WEX, Inc. (a)	5,550	977,577
		19,425,353
Technology Hardware & Equipment – 3.98%
Apple, Inc.	10,000	1,415,000
TOTAL COMMON STOCKS
(Cost $20,058,546)		35,892,241

SHORT TERM INVESTMENT – 1.14%
Money Market Fund – 1.14%
First American Government Obligations Fund –
Class X – 0.03% (c)	406,671	406,671
TOTAL SHORT TERM INVESTMENT
(Cost $406,671)		406,671

Total Investments (Cost $20,465,217) – 102.08%		36,298,912
Liabilities in Excess of Other Assets – (2.08)%		(741,304)
TOTAL NET ASSETS – 100.00%		$35,557,608

Percentages are stated as a percent of net assets.
ADR – American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration is as follows: Netherlands: 4.42%, Cayman Islands: 3.35%.
(c)	Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Global Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

 (This Page Intentionally Left Blank.)

PLUMB FUNDS

Statements of Assets and Liabilities
September 30, 2021 (Unaudited)

	Plumb	Plumb
	Balanced	Equity
	Fund	Fund
Assets
Investments, at value*	$132,839,055	$36,298,912
Dividends and interest receivable	443,597	12
Receivable for fund shares sold	105,701	923
Prepaid assets	44,025	38,389
Total Assets	133,432,378	36,338,236

Liabilities
Payable for fund shares redeemed	496,289	705,102
Payable to Adviser (Note 4)	66,984	5,748
Accrued 12b-1 fees (Note 3)	—	21,181
Accrued Directors’ fees	7,866	2,232
Accrued expenses and other liabilities	72,181	46,365
Total Liabilities	643,320	780,628
Total Net Assets	$132,789,058	$35,557,608

Net Assets Consist Of:
Paid in capital	$83,220,204	$11,933,918
Total distributable earnings	49,568,854	23,623,690
Total Net Assets	$132,789,058	$35,557,608

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Statements of Assets and Liabilities
September 30, 2021 (Unaudited) (Continued)

	Plumb	Plumb
	Balanced	Equity
	Fund	Fund
Investor Shares
Net Assets	$89,015,079	$24,261,025
Capital shares outstanding, $0.001 par value
(200 million shares issued each)	2,147,881	641,483
Net asset value, offering and
redemption price per share	$41.44	$37.82

Institutional Shares
Net Assets	$43,700,724	$11,239,804
Capital shares outstanding, $0.001 par value
(200 million shares issued each)	1,053,410	297,013
Net asset value, offering and
redemption price per share	$41.48	$37.84

Class A Shares
Net Assets	$73,255	$56,779
Capital shares outstanding, $0.001 par value
(200 million shares issued each)	1,767	1,501
Net asset value, minimum offering and
redemption price per share(a)	$41.45	$37.82
Maximum offering price per share
($41.45/0.9425) ($37.82/0.9425)(b)	$43.98	$40.13

* Cost of Investments	$97,260,409	$20,465,217

(a)	A 1.00% contingent deferred sales charge is imposed on Class A share purchases of $1 million or more that are redeemed within 18 months after purchase.
(b)	On investments of $25,000 or more, the offering price may be reduced.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Statements of Operations
For the Six Months Ended September 30, 2021 (Unaudited)

	Plumb	Plumb
	Balanced	Equity
	Fund	Fund
Investment Income:
Dividend income	$191,122	$44,661
Interest income	629,314	80
Total Investment Income	820,436	44,741

Expenses:
Investment Advisor’s fee (Note 4)	457,365	123,497
12b-1 fees – Investor shares (Note 3)	116,910	21,370
12b-1 fees – Class A shares (Note 3)	74	69
Fund administration and accounting fees	79,848	51,742
Transfer agent fees and expenses	56,667	26,815
Registration fees	38,527	34,416
Legal fees	23,955	25,519
Director fees and expenses	15,738	4,300
Audit and tax fees	6,950	7,134
Printing and mailing expense	3,003	1,738
Custody fees	4,942	4,577
Insurance expense	7,595	2,195
Total expenses before Adviser waiver	811,574	303,372
Less: Fees waived by Adviser (Note 4)	(24,537)	(89,719)
Net expenses	787,037	213,653
Net Investment Income (Loss)	33,399	(168,912)

Realized and Unrealized Gain:
Net realized gain on investments	7,072,191	3,923,344
Net change in unrealized appreciation
(depreciation) on investments	1,452,282	(597,960)
Net Realized and Unrealized Gain on Investments	8,524,473	3,325,384

Net Increase in Net Assets Resulting from Operations	$8,557,872	$3,156,472

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

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PLUMB FUNDS

Plumb Balanced Fund
Statements of Changes in Net Assets

	For the
	Six Months	For the
	Ended	Year Ended
	September 30,	March 31,
	2021	2021
	(Unaudited)

Operations:
Net investment income	$33,399	$181,069
Net realized gain on investments	7,072,191	7,548,512
Net change in unrealized appreciation on investments	1,452,282	29,931,654
Net increase in net assets resulting from operations	8,557,872	37,661,235

Distributions To Shareholders:
Net distributions – Investor shares	—	(432,494)
Net distributions – Institutional shares*	—	(212,600)
Total distributions to shareholders	—	(645,094)

Capital Share Transactions:
Proceeds from shares sold – Investor shares	8,159,247	40,229,343
Proceeds from shares sold – Institutional shares*	10,149,423	57,505,210
Proceeds from shares sold – Class A shares**	23,204	50,000
Shares issued in reinvestment of dividends –
Investor shares	—	400,341
Shares issued in reinvestment of dividends –
Institutional shares*	—	212,600
Cost of shares redeemed – Investor shares	(19,129,834)	(76,145,029)
Cost of shares redeemed – Institutional shares*	(16,556,901)	(13,830,801)
Net increase (decrease) in net assets from
capital share transactions	(17,354,861)	8,421,664

Total increase (decrease) in net assets	(8,796,989)	45,437,805

Net Assets:
Beginning of period	141,586,047	96,148,242
End of period	$132,789,058	$141,586,047

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Statements of Changes in Net Assets (Continued)

	For the
	Six Months	For the
	Ended	Year Ended
	September 30,	March 31,
	2021	2021
	(Unaudited)

Change in Shares Outstanding:
Investor Shares
Shares sold	198,064	1,109,270
Shares issued in reinvestment of dividends	—	10,019
Shares redeemed	(471,181)	(2,092,013)
Net decrease	(273,117)	(972,724)

Institutional Shares*
Shares sold	252,237	1,556,512
Shares issued in reinvestment of dividends	—	5,324
Shares redeemed	(403,430)	(357,233)
Net increase (decrease)	(151,193)	1,204,603

Class A Shares**
Shares sold	549	1,218
Net increase	549	1,218

*	Institutional Shares began operations on August 1, 2020.
**	Class A Shares began operations on February 8, 2021.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Statements of Changes in Net Assets

	For the
	Six Months	For the
	Ended	Year Ended
	September 30,	March 31,
	2021	2021
	(Unaudited)

Operations:
Net investment loss	$(168,912)	$(293,847)
Net realized gain on investments	3,923,344	7,292,241
Net change in unrealized appreciation
(depreciation) on investments	(597,960)	10,494,676
Net increase in net assets
resulting from operations	3,156,472	17,493,070

Distributions To Shareholders:
Net distributions – Investor shares	—	(2,749,763)
Net distributions – Institutional shares*	—	(1,002,629)
Total distributions to shareholders	—	(3,752,392)

Capital Share Transactions:
Proceeds from shares sold – Investor shares	313,857	3,313,604
Proceeds from shares sold – Institutional shares*	168,991	20,538,488
Proceeds from shares sold – Class A shares**	8,000	50,000
Shares issued in reinvestment of dividends –
Investor shares	—	2,449,688
Shares issued in reinvestment of dividends –
Institutional shares*	—	1,002,629
Cost of shares redeemed – Investor shares	(1,447,405)	(26,344,429)
Cost of shares redeemed – Institutional shares*	(4,904,124)	(7,543,229)
Cost of shares redeemed – Class A shares**	(1,500)	—
Net decrease in net assets
from capital share transactions	(5,862,181)	(6,533,249)

Total increase (decrease) in net assets	(2,705,709)	7,207,429

Net Assets:
Beginning of period	38,263,317	31,055,888
End of period	$35,557,608	$38,263,317

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Statements of Changes in Net Assets (Continued)

	For the
	Six Months	For the
	Ended	Year Ended
	September 30,	March 31,
	2021	2021
	(Unaudited)

Change in Shares Outstanding:
Investor Shares
Shares sold	8,500	101,558
Shares issued in reinvestment of dividends	—	67,522
Shares redeemed	(38,158)	(797,522)
Net decrease	(29,658)	(628,442)

Institutional Shares*
Shares sold	4,246	610,038
Shares issued in reinvestment of dividends	—	27,666
Shares redeemed	(132,202)	(212,735)
Net increase (decrease)	(127,956)	424,969

Class A Shares**
Shares sold	211	1,327
Shares redeemed	(37)	—
Net increase	174	1,327

*	Institutional shares began operations on August 1, 2020.
**	Class A shares began operations on February 8, 2021.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund – Investor Shares
Financial Highlights

	For the
	Six Months
	Ended
	September 30,
	2021
	(Unaudited)

Per share operating performance
(For a share outstanding throughout the period)

Net asset value, beginning of period	$39.04
Operations:
Net investment income(1)	0.00	(2)
Net realized and unrealized gain (loss)	2.40
Total from investment operations	2.40

Distributions to shareholders:
Distributions from net investment income	—
Distributions from net realized gains	—
Total distributions to shareholders	—

Change in net asset value for the period	2.40

Net asset value, end of period	$41.44
Total return(3)	6.15	%(4)

Ratios / supplemental data
Net assets, end of period (000)	$89,015
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers/recoupment	1.24	%(5)
After expense reimbursement and waivers/recoupment(6)	1.19	%(5)
Ratio of net investment income to average net assets:
After expense reimbursement and waivers/recoupment(6)	(0.02	)%(5)
Portfolio turnover rate	16	%(4)

(1)
Net investment income (loss) per share has been calculated based on average shares outstanding during the period. Prior to the year ended March 31, 2021, net investment income per share was calculated using current year ending balances prior to consideration of adjustment for permanent book and tax differences.

(2)	Amount rounds to less than $0.005.
(3)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized for the six months ended September 30, 2021.
(5)	Annualized for the six months ended September 30, 2021.
(6)	Effective December 1, 2017, the Advisor contractually agreed to cap the Funds expenses at 1.19%. Prior to December 1, 2017, the Fund’s expense cap was 1.30%.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund – Investor Shares
Financial Highlights (Continued)

For the Years Ended March 31,
2021	2020	2019	2018	2017

$28.33	$30.98	$28.77	$24.75	$21.69

0.05	0.17	0.16	0.15	0.13
10.82	(2.01)	2.51	4.05	3.05
10.87	(1.84)	2.67	4.20	3.18

(0.16)	(0.15)	—	(0.18)	(0.12)
—	(0.66)	(0.46)	—	—
(0.16)	(0.81)	(0.46)	(0.18)	(0.12)

10.71	(2.65)	2.21	4.02	3.06

$39.04	$28.33	$30.98	$28.77	$24.75
38.35%	(6.27)%	9.47%	16.98%	14.70%

$94,514	$96,148	$97,139	$44,722	$33,281

1.22%	1.19%	1.18%	1.50%	1.68%
1.19%	1.19%	1.19%	1.26%	1.28%

0.13%	0.58%	0.66%	0.57%	0.56%
63%	52%	58%	37%	29%

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund – Institutional Shares
Financial Highlights

	For the		For the
	Six Months		Period
	Ended		Ended
	September 30,		March 31,
	2021		2021*
	(Unaudited)

Per share operating performance
(For a share outstanding throughout the period)

Net asset value, beginning of period	$39.04		$35.38
Operations:
Net investment income(1)	0.04		0.04
Net realized and unrealized gain (loss)	2.40		3.85
Total from investment operations	2.44		3.89

Distributions to shareholders:
Distributions from net investment income	—		(0.23)
Distributions from net realized gains	—		—
Total distributions to shareholders	—		(0.23)

Change in net asset value for the period	2.44		3.66

Net asset value, end of period	$41.48		$39.04
Total return(2)	6.25	%(3)	10.97	%(3)

Ratios / supplemental data
Net assets, end of period (000)	$43,701		$47,024
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers	1.00	%(4)	1.02	%(4)
After expense reimbursement and waivers	0.99	%(4)	0.99	%(4)
Ratio of net investment income to average net assets:
After expense reimbursement and waivers	0.19	%(4)	0.16	%(4)
Portfolio turnover rate	16	%(3)	63	%(3)

(1)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(2)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	Not annualized for the period.
(4)	Annualized for the period.
*	Institutional Shares began operations on August 3, 2020.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund – Class A Shares
Financial Highlights

	For the		For the
	Six Months		Period
	Ended		Ended
	September 30,		March 31,
	2021		2021*
	(Unaudited)

Per share operating performance
(For a share outstanding throughout the period)

Net asset value, beginning of period	$39.04		$41.04
Operations:
Net investment income(1)	0.00	(2)	(0.00	)(2)
Net realized and unrealized gain (loss)	2.41		(2.00	)(3)
Total from investment operations	2.41		(2.00)

Distributions to shareholders:
Distributions from net investment income	—		—
Distributions from net realized gains	—		—
Total distributions to shareholders	—		—

Change in net asset value for the period	2.41		(2.00)

Net asset value, end of period	$41.45		$39.04
Total return(4)(5)	6.17	%(6)	(4.87	)%(6)

Ratios / supplemental data
Net assets, end of period (000)	$73		$48
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers	1.25	%(7)	1.33	%(7)
After expense reimbursement and waivers	1.19	%(7)	1.19	%(7)
Ratio of net investment income to average net assets:
After expense reimbursement and waivers	(0.02	)%(7)	(0.03	)%(7)
Portfolio turnover rate	16	%(6)	63	%(6)

(1)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(2)	Amount rounds to less than $0.005.
(3)
Net realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(4)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(5)	Total investment return excludes the effect of applicable sales charges.
(6)	Not annualized for the period.
(7)	Annualized for the period.
*	Class A Shares began operations on February 8, 2021.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund – Investor Shares
Financial Highlights

	For the
	Six Months
	Ended
	September 30,
	2021
	(Unaudited)
Per share operating performance
(For a share outstanding throughout the period)

Net asset value, beginning of period	$34.87
Operations:
Net investment loss(1)	(0.18)
Net realized and unrealized gain (loss)	3.13
Total from investment operations	2.95

Distributions to shareholders:
Distributions from net investment income	—
Distributions from net realized gains	—
Total distributions to shareholders	—

Change in net asset value for the period	2.95

Net asset value, end of period	$37.82
Total return(3)	8.46	%(4)

Ratios / supplemental data
Net assets, end of period (000)	$24,261
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers	1.65	%(5)
After expense reimbursement and waivers(6)	1.19	%(5)
Ratio of net investment income to average net assets:
After expense reimbursement and waivers(6)	(0.95	)%(5)
Portfolio turnover rate	16	%(4)

(1)
Net investment income (loss) per share has been calculated based on average shares outstanding during the period. Prior to the year ended March 31, 2021, net investment income per share was calculated using current year ending balances prior to consideration of adjustment for permanent book and tax differences.

(2)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(3)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized for the six months ended September 30, 2021.
(5)	Annualized for the six months ended September 30, 2021.
(6)	Effective December 1, 2017, the Advisor contractually agreed to cap the Funds’ expenses at 1.19%. Prior to December 1, 2017, the Fund’s expense cap was 1.45%.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund – Investor Shares
Financial Highlights (Continued)

For the Years Ended March 31,
2021	2020	2019	2018	2017

$23.90	$28.35	$28.78	$24.70	$20.40

(0.24)	(0.21)	(0.17)	(0.21)	(0.15)
14.57	(2.97)	3.23	7.84 (2)	4.69
14.33	(3.18)	3.06	7.63	4.54

(0.15)	—	—	—	—
(3.21)	(1.27)	(3.49)	(3.55)	(0.24)
(3.36)	(1.27)	(3.49)	(3.55)	(0.24)

10.97	(4.45)	(0.43)	4.08	4.30

$34.87	$23.90	$28.35	$28.78	$24.70
59.42%	(12.07)%	12.67%	31.65%	22.38%

$23,404	$31,056	$37,587	$29,641	$23,533

1.53%	1.43%	1.44%	1.68%	1.86%
1.19%	1.19%	1.19%	1.36%	1.43%

(0.75)%	(0.70)%	(0.63)%	(0.79)%	(0.74)%
66%	46%	64%	69%	18%

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund – Institutional Shares
Financial Highlights

	For the		For the
	Six Months		Period
	Ended		Ended
	September 30,		March 31,
	2021		2021*
	(Unaudited)

Per share operating performance
(For a share outstanding throughout the period)

Net asset value, beginning of period	$34.86		$32.57
Operations:
Net investment income(1)	(0.14)		(0.16)
Net realized and unrealized gain (loss)	3.12		5.88
Total from investment operations	2.98		5.72

Distributions to shareholders:
Distributions from net investment income	—		(0.22)
Distributions from net realized gains	—		(3.21)
Total distributions to shareholders	—		(3.43)

Change in net asset value for the period	2.98		2.29

Net asset value, end of period	$37.84		$34.86
Total return(2)	8.55	%(3)	17.17	%(3)

Ratios / supplemental data
Net assets, end of period (000)	$11,240		$14,813
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers	1.48	%(4)	1.39	%(4)
After expense reimbursement and waivers	0.99	%(4)	0.99	%(4)
Ratio of net investment income to average net assets:
After expense reimbursement and waivers	(0.76	)%(4)	(0.70	)%(4)
Portfolio turnover rate	16	%(3)	66	%(3)

(1)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(2)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	Not annualized for the period.
(4)	Annualized for the period.
*	Institutional Shares began operations on August 3, 2020.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund – Class A Shares
Financial Highlights

	For the		For the
	Six Months		Period
	Ended		Ended
	September 30,		March 31,
	2021		2021*
	(Unaudited)
Per share operating performance
(For a share outstanding throughout the period)

Net asset value, beginning of period	$34.87		$37.67
Operations:
Net investment income(1)	(0.18)		(0.05)
Net realized and unrealized gain (loss)	3.13		(2.75	)(2)
Total from investment operations	2.95		(2.80)

Distributions to shareholders:
Distributions from net investment income	—		—
Distributions from net realized gains	—		—
Total distributions to shareholders	—		—

Change in net asset value for the period	2.95		(2.80)

Net asset value, end of period	$37.82		$34.87
Total return(3)(4)	8.46	%(5)	(7.43	)%(5)

Ratios / supplemental data
Net assets, end of period (000)	$57		$46
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers	1.74	%(6)	1.77	%(6)
After expense reimbursement and waivers	1.19	%(6)	1.19	%(6)
Ratio of net investment income to average net assets:
After expense reimbursement and waivers	(0.96	)%(6)	(0.98	)%(6)
Portfolio turnover rate	16	%(5)	66	%(5)

(1)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(2)
Net realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(3)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Total investment return excludes the effect of applicable sales charges.
(5)	Not annualized for the period.
(6)	Annualized for the period.
*	Class A Shares began operations on February 8, 2021.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Notes to Financial Statements
September 30, 2021 (Unaudited)

1.	ORGANIZATION

Wisconsin Capital Funds, Inc. (the “Company”), also referred to as the “Plumb Funds”, is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end, diversified management investment company. The Company was organized as a Maryland corporation on April 3, 2007. The Company is authorized to issue up to 2 billion shares, which are units of beneficial interest with a $0.001 par value. The Company currently offers shares of two series, each with its own investment strategy and risk/reward profile: the Plumb Balanced Fund and the Plumb Equity Fund (individually a “Fund”, collectively the “Funds”). Each Fund offers three share classes: the Investor Shares (Inception date of May 24, 2007), the Institutional Shares (Inception date of August 3, 2020), and the Class A Shares (Inception date of February 8, 2021). Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) Class A Shares have a maximum front end sales load of 5.75% and maximum deferred sales charge of 1.00%; (ii) Investor Shares and Class A Shares have a 12b-1 fee of up to 0.25%; and (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable.

The investment objective of the Plumb Balanced Fund is high total return through capital appreciation while attempting to preserve principal, with current income as a secondary objective. The investment objective of the Plumb Equity Fund is long-term capital appreciation. Wisconsin Capital Management, LLC (the “Advisor”) serves as the Funds’ investment advisor. As of December 31, 2014, the Advisor is owned by TGP, Inc. The Advisor is controlled by Thomas G. Plumb indirectly through TGP, Inc. Certain directors or officers of the Funds are also officers of the Advisor.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Security Valuation:

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related

PLUMB FUNDS

Notes to Financial Statements
September 30, 2021 (Unaudited) (Continued)

inputs during the year. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining far value of investments)

Equity securities, including domestic common stocks and foreign issued common stocks, are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. Nasdaq-listed securities are valued at their Nasdaq Official Closing Price. Equity securities not traded on a listed exchange or not traded using Nasdaq are valued as of the last sale price at the close of the U.S. market. If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used. These securities will generally be classified as Level 1 securities.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as Level 1 securities.

Debt securities such as corporate bonds and preferred securities are valued using a market approach based on information supplied by independent pricing services. The market inputs used by the independent pricing service include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two sided markets, benchmark securities, bids, offers, and reference data including market research publications. Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. To the extent the inputs are observable and timely, these debt securities will generally be classified as Level 2 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors and will be classified as Level 3 securities.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

PLUMB FUNDS

Notes to Financial Statements
September 30, 2021 (Unaudited) (Continued)

The following is a summary of the inputs used, as of September 30, 2021, to value the Funds’ investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total
Plumb Balanced Fund
Common Stocks*	$84,019,392	$—	$—	$84,019,392
Corporate Bonds*	—	46,373,457	—	46,373,457
Short-Term Investment	2,446,206	—	—	2,446,206
Total	$86,465,598	$46,373,457	$—	$132,839,055

Description	Level 1	Level 2	Level 3	Total
Plumb Equity Fund
Common Stocks*	$35,892,241	$—	$—	$35,892,241
Short-Term Investment	406,671	—	—	406,671
Total	$36,298,912	$—	$—	$36,298,912

*	For detailed industry descriptions, refer to the Schedule of Investments.

Rule 2a-5:

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

Use of Estimates:

The presentation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Allocation of Income and Expenses:

Net investment income, other than class speciﬁc expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon

PLUMB FUNDS

Notes to Financial Statements
September 30, 2021 (Unaudited) (Continued)

the relative NAV of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class). Generally, expenses directly attributable to a Fund are charged to the Fund, while expenses attributable to more than one series of the Company are allocated among the respective series based on relative net assets or another appropriate basis.

Federal Income Taxes:

The Funds intend to meet the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all net investment taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is recorded.

As of and during the year ended March 31, 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended March 31, 2021, the Funds did not incur any interest or penalties.

Distributions to Shareholders:

Dividends from net investment income are declared and paid at least annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

Other:

Investment and shareholder transactions are recorded on the trade date. Gains or losses from investment transactions are determined using the specific identification method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items

PLUMB FUNDS

Notes to Financial Statements
September 30, 2021 (Unaudited) (Continued)

denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Realized foreign exchange gains or losses arising from sales of portfolio securities and sales and maturities of short-term securities are reported within realized gain (loss) on investments. Net unrealized foreign exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.

Under the Company’s organizational documents, the Company will indemnify its officers and directors for certain liabilities that may arise from performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representatives and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

3.	DISTRIBUTION PLAN

The Company has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes it to pay a distribution fee up to 0.25% of the Funds’ average daily net assets attributable to both the Investor Shares and the Class A Shares of each Fund, for services to prospective Fund shareholders and distribution of Fund shares. During the period ended September 30, 2021, the Plumb Balanced Fund Investor Shares and Class A Shares incurred expenses of $116,910 and $74, respectively, and the Plumb Equity Fund Investor Shares and Class A Shares incurred expenses of $21,370 and $69, respectively, pursuant to the 12b-1 Plan. The Institutional Shares of each Fund are not subject to any 12b-1 fees under this Plan.

4.	INVESTMENT ADVISOR AND OTHER AFFILIATES

The Funds have an Investment Advisory Agreement (the “Advisory Agreement”) with Wisconsin Capital Management, LLC. The Advisory Agreement provides for advisory fees computed daily and paid monthly at an annual rate of 0.65% of the Funds’ average daily net assets.

Under the terms of the Advisory Agreement, the Advisor has contractually agreed to limit the Funds’ expenses. Effective December 1, 2017, Wisconsin Capital Management, LLC, the investment advisor to the Funds (the “Advisor”), has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit the Total Annual Fund Operating Expenses of each Fund to 1.19% of the Fund’s average daily net assets for the Investor Shares and the Class A Shares, and 0.99% of the Fund’s average daily net assets for the Institutional Shares. This contractual limitation is in effect until July 31, 2022 and may not be

PLUMB FUNDS

Notes to Financial Statements
September 30, 2021 (Unaudited) (Continued)

terminated without the approval of the Board of Directors of Wisconsin Capital Funds, Inc. Prior to December 1, 2017, the Plumb Balanced Fund and the Plumb Equity Fund’s expense cap was 1.30% and 1.45% for the Investor Shares, respectively. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps in place at the time the waiver was made, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. For the period ended September 30, 2021, the Advisor waived $22,162, $2,359, and $16 of expenses in the Plumb Balanced Fund’s Investor Shares, Institutional Shares, and Class A Shares, respectively. For the period ended September 30, 2021, the Advisor waived $59,159, $30,409, and $151 of expenses in the Plumb Equity Fund’s Investor Shares, Institutional Shares, and Class A Shares, respectively.

As of September 30, 2021, the Adviser has waived and recouped fees. The following table shows the remaining amount subject to potential recoupment as of September, 2021 and expiring on:

Plumb Balanced Fund Investor Shares	Plumb Equity Fund Investor Shares
March 31, 2022 . . . . . . . $ 1,837	March 31, 2022 . . . . . . . $ 45,210
March 31, 2023 . . . . . . . $28,760	March 31, 2023 . . . . . . . $ 95,993
March 31, 2024 . . . . . . . $36,933	March 31, 2024 . . . . . . . $108,883
March 31, 2025 . . . . . . . $22,162	March 31, 2025 . . . . . . . $ 59,159

Plumb Balanced Fund Institutional Shares	Plumb Equity Fund Institutional Shares
March 31, 2024 . . . . . . . $ 5,682	March 31, 2024 . . . . . . . $ 31,336
March 31, 2025 . . . . . . . $ 2,359	March 31, 2025 . . . . . . . $ 30,409

Plumb Balanced Fund Class A Shares	Plumb Equity Fund Class A Shares
March 31, 2024 . . . . . . . $ 9	March 31, 2024 . . . . . . . $ 38
March 31, 2025 . . . . . . . $ 16	March 31, 2025 . . . . . . . $ 151

5.	INVESTMENT TRANSACTIONS

For the period ended September 30, 2021, the aggregate purchases and sales of investment securities, other than short-term investments, were as follows:

	U.S. Government Securities		Other
	Purchases	Sales	Purchases	Sales
Plumb Balanced Fund	$—	$—	$21,882,705	$39,159,415
Plumb Equity Fund	—	—	5,938,059	11,319,071

PLUMB FUNDS

Notes to Financial Statements
September 30, 2021 (Unaudited) (Continued)

6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of September 30, 2021, beneficial ownership of more than 25% of the shares outstanding in each class is as follows:

	Plumb Balanced Fund			Plumb Equity Fund
	Investor	Institutional	Class A	Investor	Institutional	Class A
	Shares	Shares	Shares	Shares	Shares	Shares
National Financial
Services LLC	36.28%	80.49%	—	28.74%	60.80%	—

Charles Schwab
& Co, Inc.	—	—	—	—	37.21%	—

Thomas G. Plumb	—	—	68.93%	—	—	88.40%

7.	FEDERAL TAX INFORMATION

As of March 31, 2021 the components of accumulated earnings (losses) for income tax purposes were as follows:

	Plumb Balanced Fund	Plumb Equity Fund
Unrealized appreciation	$35,344,243	$16,733,104
Unrealized depreciation	(1,383,091)	(319,908)
Net unrealized appreciation
on investments	33,961,152	16,413,196
Undistributed ordinary income	1,456,814	970,757
Undistributed long-term capital gain	5,593,016	3,083,265
Total accumulated gains	$41,010,982	$20,467,218

The tax cost of investments as of March 31, 2021 was $109,054,980 and $21,931,756 for the Plumb Balanced Fund and Plumb Equity Fund, respectively. The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.

During the fiscal year ended March 31, 2021, the Plumb Balanced Fund utilized $692,163 of short term capital loss carryforwards. As of March 31, 2021, the Funds had utilized all capital loss carryforwards.

As of March 31, 2021, the Funds the Funds did not differ, on a tax basis, any late year ordinary and post-October capital losses.

PLUMB FUNDS

Notes to Financial Statements
September 30, 2021 (Unaudited) (Continued)

8.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal years ended March 31, 2021 and 2020 was as follows:

	Plumb Balanced Fund
	Year Ended	Year Ended
	March 31, 2021	March 31, 2020
Distributions paid from:
Ordinary Income	$645,094	$1,039,880
Long Term Capital Gains	—	1,755,059
Total Distributions Paid	$645,094	$2,794,939

	Plumb Equity Fund
	Year Ended	Year Ended
	March 31, 2021	March 31, 2020
Distributions paid from:
Ordinary Income	$190,449	$—
Long-Term Capital Gains	3,561,943	1,654,811
Total Distributions Paid	$3,752,392	$1,654,811

9.	COVID-19

Unexpected events, such as the global outbreak of COVID-19, have caused adverse effects on many companies, sectors, regions, and the market in general, and may cause these effects for an unknown period of time and in ways that cannot be foreseen.  The effects may impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve investment objectives.

10.	SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there were no material events that would require disclosure in the Fund’s financial statements.

PLUMB FUNDS

Additional Information (Unaudited)

1.	BOARD REVIEW OF FUNDS’ INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940, as amended (“1940 Act”), requires that the Funds’ Investment Advisory Agreement (the “Advisory Agreement”) with the Advisor be approved on an annual basis by the vote of a majority of the Board of Directors who are not parties to the Advisory Agreement or “interested persons” of the Funds (as that term is defined in the 1940 Act) (the “Independent Directors”), cast in person at a meeting called for the purpose of voting on such approval. At its meeting held May 14, 2021, the Board of Directors, including all of the Independent Directors (all of whom were present via videoconference pursuant to SEC Release No. 33817), unanimously approved the continuation of the Advisory Agreement for another year with a contractual waiver by the Advisor.

The Board’s approval was based on its consideration and evaluation of a variety of factors, which included, among other things: (i) the nature, extent and quality of the services rendered; (ii) the investment performance of each Fund; (iii) fees and expenses paid by each Fund to the Advisor; (iv) the economies of scale and whether economies of scale will accrue to the shareholders; and (v) the costs of the services to the Advisor and profits realized by the Advisor in providing services to the Funds.  The Board generally viewed these factors in their totality, with no single factor serving as the principal reason for determining whether to renew the Agreement and with individual Board members giving different weight to different factors.

In connection with its consideration of the Advisory Agreement, the Board reviewed, discussed, and considered various materials at this meeting, including:

•	a memorandum from Fund counsel discussing the duties and responsibilities of directors when approving investment advisory agreements;

•	a memorandum and related materials from the Funds’ management providing information regarding:

	o	the Funds’ absolute performances as well as their performances relative to industry benchmarks and universes of relevant peers identified by Morningstar;

	o	the expense ratios of the Funds compared to their respective peers identified by Morningstar; and

	o	the scope of investment management services provided by the Advisor;

•	the Advisory Agreement with the Advisor; and

•	reports from the Funds’ Chief Compliance Officer regarding the Advisor’s adherence to the Funds’ compliance program.

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

In addition, the Board had received and considered detailed information on the Funds’ investment performance and expenses at each of its quarterly meetings during the year as well as in-person reports from the Funds’ portfolio manager and reports from the Funds’ Chief Compliance Officer.

The nature, extent and quality of the services rendered by the Advisor.

The Board considered the nature, extent, and quality of services provided by the Advisor, including services required to be provided under the Agreement and additional services provided by the Advisor that were not required under the Agreement. The Board considered the background and experience of the Funds’ portfolio manager as well as other advisory, compliance, administrative, and other support provided by the Advisor. The Board observed that, in addition to investment management and broker-selection services, the Advisor oversees the performance of regular compliance and risk analysis functions for the Funds, and provides office space, equipment, and certain information-technology services necessary for the operation of the Funds.

The Board determined that the significant experience of the Advisor and portfolio manager, including several decades in the investment management industry and managing mutual funds, made them well qualified to continue managing the Funds. The Board determined that, based on the information presented to it in the Board Materials at this meeting and during previous quarters throughout the past year, it believed that the nature, extent, and quality of services provided by the Advisor were reasonably comparable to those provided by advisors to comparable funds, and that such services were adequate for the Funds’ needs. The Board discussed the investment-related and other support available from the Advisor.  The Advisor outlined current and future efforts to grow the Advisor as an organization, particularly as net assets have grown to some degree, and indicated that the corporate parent of the Advisor, TGP, Inc., continues to be committed to supporting the Advisor. The Advisor cited the launch of two new share classes during the past year and the marketing efforts to support the successful launch of those share classes. The Board observed that recent initiatives undertaken by the Advisor supported these assertions.

The performance of the Funds.

In reviewing the investment performance of each of the Funds, the Board reviewed the performances of the Balanced Fund and Equity Fund over various periods, including the year-to-date, one-year, three-year, five-year, and ten-year periods. The Advisor discussed the performance of the Funds, noting that the Investor Share class of the Balanced Fund had performed ahead of both its benchmark and its Morningstar category average for the one-year, three-year, and five-year, and ten-year periods. The Advisor said that the Investor Share class of the Equity Fund had performed ahead of its benchmark for the one-year,

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

three-year, five-year, and ten-year periods and its Morningstar category average for the one-year and five-year periods. The Board discussed the performance of the Equity Fund and the Balanced Fund over the periods measured. After considering the performances of the Balanced Fund and the Equity Fund, the Board determined that the performances of the Balanced Fund and the Equity Fund were satisfactory.

The fees and expenses charged by the Advisor.

The Advisor reviewed the management fees and expense ratios for each Fund. The Advisor reviewed gross expense ratio information with respect to each class of each of the Funds, and said that after the waiver of certain fees and expenses relating to the Funds, the expense ratio for each Fund was currently 1.19 percent for their Investor Shares and Class A Shares and 0.99 percent for their Institutional Shares. The Advisor said that the Advisor was proposing to continue fee waivers for the each class of each of the Funds through July 31, 2022, at their current levels. The Advisor noted that the gross expense ratio for both Funds had risen modestly over the past fiscal year after being relatively stable during the previous fiscal year.

The Advisor reviewed information regarding the median expense ratios of funds in the Morningstar comparison group for each Fund, which showed that the expense ratios for both Funds’ class of Investor Shares were higher than their respective Morningstar category average and the median for their comparison group. The Board observed that because the Class A Shares and Institutional Shares were new classes of the Funds, full Morningstar data were not available with respect to those classes. The Advisor indicated that the they believed that the expense ratios of the Funds compared favorably with funds and fund complexes with less than $200 million in assets.

In reviewing the cost of services provided to the Funds and profits realized by the Advisor from these relationships, the Board in particular looked at the Advisor’s willingness to waive and reimburse portions of its advisory fee in an effort to keep the Funds’ expense ratios more competitive. The Board observed that the increase in Fund asset levels had a meaningful impact on the Funds’ gross expense ratios, and that additional future growth, including growth facilitated by the launch of multiple new share classes and additional marketing efforts associated with those launches, created the opportunity to further reduce those expense ratios.

The Advisor discussed other accounts advised by the Advisor, indicating that the Advisor does not provide similar services to any other registered investment company. The Advisor said that while the Advisor currently manages accounts other than the Funds, none of these other accounts had identical investment objectives as either of the Funds. The Advisor provided an overview of the Advisor’s standard investment advisory contract fee schedule for its separately

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

managed account clients and the services provided to these Advisor clients. The Board considered the fees for these other accounts. The Advisor noted that separately managed account clients do not require the same level of services or entail the same level of regulatory and compliance costs as does a registered investment company, such that the fees under this standard contract and the advisory contract with the Funds were not entirely analogous. Based on all factors it considered, the Board determined that the fees charged by the Advisor to the Funds were acceptable given the quality and scope of services and fees charged by the Advisor to other clients, and the Funds’ expense ratios were reasonable compared to peers and competitors.

Profits realized by the Advisor.

The Board considered profitability, with the Advisor indicating that the Advisor had operated at approximately break-even for 2020. The Advisor said that they expected the Advisor would operate at a break-even or modestly profitable level for the current year. The Advisor said that they expected to continue to use Advisor resources to support various initiatives, including the ongoing engagement of Cantor Fitzgerald as well as the engagement of outside research and compliance service providers. The Board determined that the profitability of the Advisor was reasonable.

The extent to which economies of scale will be realized as the Funds grow.

The Board considered whether economies of scale might be realized as the Funds’ assets increase. The Board observed that the gross expense ratios of each of the Funds, and in particular that of the Balanced Fund, had trended generally downward in periods where the Funds had grown in assets. The Board agreed that additional increases in assets would likely help the Funds to achieve economies of scale in the Funds’ operations, but that in light of their continued relatively small size, neither Fund had yet to achieve any significant economies of scale. The Board concluded that neither the Balanced Fund nor the Equity Fund was likely to realize material economies of scale until assets under management in each Fund grew significantly, which it determined was unlikely in the near future. The Board considered “fall-out” benefits that the Advisor received from managing the Funds, including reputational enhancement as well as the ability to market audited investment capabilities to prospective clients of the Advisor. The Board determined that these benefits were consistent with those received in prior years and similar to benefits received by other advisers to mutual funds.

After full consideration of the above factors, as well as of other factors that were instructive in its consideration, the Board, including all of the Independent Directors, concluded that the continuation of the Advisory Agreement for the Funds was in the best interest of each respective Fund and its shareholders.

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

2.	QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended March 31, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8% (which includes a 3.8% Medicare tax). The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Plumb Balanced Fund	98.63%
Plumb Equity Fund	13.53%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends-received deduction for the fiscal year ended March 31, 2021, was as follows:

Plumb Balanced Fund	76.82%
Plumb Equity Fund	13.17%

 (This Page Intentionally Left Blank.)

WISCONSIN CAPITAL FUNDS, INC.
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI  53201
1-866-987-7888

INVESTMENT ADVISOR
Wisconsin Capital Management, LLC
8401 Excelsior Drive, Suite 102
Madison, WI  53717
(608) 960-4616

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI  53202

CUSTODIAN
U.S. Bank National Association
1555 North Rivercenter Drive
Suite 302
Milwaukee, WI  53212

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI  53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI  53202

LEGAL COUNSEL
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, WI  53202

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

The Funds’ Statement of Additional Information contains additional information about the Funds’ directors and officers and is available, without charge, at www.plumbfunds.com or upon request by calling 1-866-987-7888.

The Funds’ Proxy Voting Policies and Procedures are available without charge upon request by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 is available by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov.

The Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-PORT Part F. The Funds’ Form N-PORT Part F is available on the SEC’s website at www.sec.gov.

 (b) Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable due to availability through the registrant’s website.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Wisconsin Capital Funds, Inc.

By (Signature and Title)*    /s/Thomas G. Plumb
Thomas G. Plumb, President (Principal Executive Officer)

Date    December 1, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Thomas G. Plumb
Thomas G. Plumb, President (Principal Executive Officer)

Date    December 1, 2021

By (Signature and Title)*    /s/Nathan Plumb
Nathan Plumb, Chief Financial Officer (Principal Financial Officer)

Date    December 1, 2021

* Print the name and title of each signing officer under his or her signature.